Income Taxes -Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forwards	$ 53,713	$ 49,802
Investment-related impairment	55,730	50,441
Depreciation, accounts receivable, accrued and other liabilities	78,202	72,207
Valuation allowance	(147,678)	(129,188)
Net deferred tax assets	39,967	43,262
Deferred tax liabilities:
Acquired intangible assets	21,283	28,528
Depreciation	1,541	1,769
Unrealized investment-related gain	12,171	12,282
Withholding tax	25,422	23,365
Others	635	207
Total deferred tax liabilities	$ 61,052	$ 66,151